Northridge Ventures Inc.

2325 Hurontario Street, Suite 204, Mississauga, ON L5A 4K4

Tel: (647) 918-4955 Fax: (416) 850-5739

December 1, 2011

Via EDGAR and registered mail

Mark P. Shuman

Branch Chief - Legal

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-4628

Re:	Northridge Ventures Inc.
Registration Statement on Form S-1
File No. 333-172934
filed October 18, 2011

Dear Mr. Shuman:

In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

A. Pre-Effective Amendment No. 4 to our Registration Statement on Form S-1 (the "Registration Statement"); and

B. Three copies of the Registration Statement that have been marked to indicate the changes to the Registration Statement made by Pre-Effective Amendment No. 4.

The Registration Statement has been amended to respond to the Staff's letter of non-accounting comments dated, November 2, 2011. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

Plan of Distribution

Terms of Sale of the Shares, page 28

1. In response to the Staff’s comment, we have revised the disclosure (at pages 1 and 29 of the Prospectus).

Statements of Operations and Cash Flows, pages F-2 and F-3

2. In response to the Staff’s comment, we have corrected the disclosure.

Report of Independent Registered Public Accounting Firm, page F-11

3. In response to the Staff’s comment, we have revised the statements of stockholders’ equity for the period ended May 31, 2011 on page F-13 to reflect the cumulative “from inception” period. I respectfully advise that the last sentence of the first paragraph of the successor audit report addresses the audited period from inception to May 31, 2011.

We acknowledge that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.

We further acknowledge that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Northridge Ventures Inc. from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

We further acknowledge that Northridge Ventures Inc. may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

Yours very truly,

/s/ Caroline Rechia

Caroline Rechia

President